Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill impairment	$ 0
IRD, iCOMS and VIZIYA Acquisition [Member]
Goodwill [Line Items]
Goodwill recognized	$ 30,000,000